Long-term investment	12 Months Ended
Mar. 31, 2026
Debt Disclosure [Abstract]
Long-term investment

Note 8. Long-term investment

Long-term investment consisted of the following:

	As of March 31, 2026	As of March 31, 2025
Long-term investment	$666,860	$633,897
Total long-term investment	$666,860	$633,897

Long-term equity investment represents an equity holding in Nanyang Wancheng Sub-branch, Henan Rural Commercial Bank Co., Ltd., which entitles the Company to a proportionate share of profit-sharing rights. As of March 31, 2025, the Company held 0.696% of the equity interests. As of March 31, 2026, the Company's equity interest was 0.538%.

For the years ended March 31, 2026 and 2025, the investee did not declare or distribute any dividends and the Company did not recognize any dividend income from this investment during these periods.